Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue [Line Items]
Remaining contract liability					$ 0	$ 500
Revenue					496
Battery Systems And Components Sales [Member]
Revenue [Line Items]
Recognized revenue					500
Revenue					494
Retail Charging Services [Member]
Revenue [Line Items]
Revenue	$ 6		$ 17		$ 2
Battery Systems And Components [Member]
Revenue [Line Items]
Revenue		$ 120		$ 120